Unaudited Interim Condensed Consolidated Statements of Operation and Other Comprehensive Income - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Sales		$ 710,988	$ 1,431,662
Cost of sales		(379,946)	(606,747)
Gross profit		331,042	824,915
Other (expenses) income		(182,695)	802
Selling and marketing expenses		(667,691)
Administrative expense		(289,140)	(382,310)
(Loss) profit before income tax		(808,484)	443,407
Income tax credit (expense)		83,757	(47,246)
(Loss) profit for the period		(724,727)	396,161
Other comprehensive loss
Foreign currency translation adjustment		(1,408)
Total comprehensive loss for the period		$ (726,135)	$ 396,161
(Loss) earnings per share:
Ordinary shares, – basic (in Dollars per share)		$ (0.03)	$ 0.16
Ordinary shares, – diluted (in Dollars per share)		$ (0.03)	$ 0.16
Weighted average shares outstanding used in calculating basic and diluted (loss) earnings per share
Ordinary shares, – basic (in Shares)	[1]	25,618,000	2,525,000
Ordinary shares, – diluted (in Shares)	[1]	25,618,000	2,525,000

[1]	When calculating the weight averaged number of shares outstanding, the current share capital structure was deemed as it existed throughout the earliest period presented. There were no dilutive financial instruments outstanding that the basic and diluted earnings per share are same.